EARNINGS PER SHARE (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Issued common shares at January 1	77,961	71,218	64,676
Effect of shares issued	4,015	2,605	4,169
Weighted average number of common shares outstanding at December 31	81,976	73,823	68,845